Fair Value Measurements (Details) - Schedule of Balances of the Forward Purchase Agreement with Significant Unobservable Inputs $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value Measurements (Details) - Schedule of Balances of the Forward Purchase Agreement with Significant Unobservable Inputs [Line Items]
Forward Purchase Agreement	$ 483
Total	483
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Balances of the Forward Purchase Agreement with Significant Unobservable Inputs [Line Items]
Forward Purchase Agreement
Total
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Balances of the Forward Purchase Agreement with Significant Unobservable Inputs [Line Items]
Forward Purchase Agreement
Total
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Balances of the Forward Purchase Agreement with Significant Unobservable Inputs [Line Items]
Forward Purchase Agreement	483
Total	$ 483